Intangible Assets - Summary of Intangible Assets (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Beginning balance	R$ 1,157	R$ 1,441
Ending balance	189,238	1,157
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,157	1,441
Ending balance	R$ 4,621	R$ 1,157
Amortization rate (per year) - %	20.00%	20.00%
Placement agent [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	R$ 0
Ending balance	1,294	R$ 0
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Ending balance	162,290	0
Management contracts [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Ending balance	21,033	0
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	24,790	23,723
Purchases	5,377	470
Assets recognized as a result of SPS acquisition	184,339
Foreign exchange variation of intangible assets abroad	(558)	597
Ending balance	213,948	24,790
Gross carrying amount [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	24,790	23,723
Purchases	4,018	470
Assets recognized as a result of SPS acquisition	0
Foreign exchange variation of intangible assets abroad	(558)	597
Ending balance	28,250	24,790
Gross carrying amount [member] | Placement agent [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Purchases	1,359
Assets recognized as a result of SPS acquisition	0
Foreign exchange variation of intangible assets abroad	0
Ending balance	1,359	0
Gross carrying amount [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Purchases	0
Assets recognized as a result of SPS acquisition	162,290
Foreign exchange variation of intangible assets abroad	0
Ending balance	162,290	0
Gross carrying amount [member] | Management contracts [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Purchases	0
Assets recognized as a result of SPS acquisition	22,049
Foreign exchange variation of intangible assets abroad	0
Ending balance	22,049	0
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(23,633)	(22,282)
Annual amortization	(1,640)	(740)
Foreign exchange variation of intangible assets abroad	563	(611)
Ending balance	(24,710)	(23,633)
Accumulated depreciation, amortisation and impairment [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(23,633)	(22,282)
Annual amortization	(559)	(740)
Foreign exchange variation of intangible assets abroad	563	(611)
Ending balance	(23,629)	(23,633)
Accumulated depreciation, amortisation and impairment [member] | Placement agent [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Annual amortization	(65)
Foreign exchange variation of intangible assets abroad	0
Ending balance	(65)	0
Accumulated depreciation, amortisation and impairment [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Annual amortization	0
Foreign exchange variation of intangible assets abroad	0
Ending balance	0	0
Accumulated depreciation, amortisation and impairment [member] | Management contracts [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Annual amortization	(1,016)
Foreign exchange variation of intangible assets abroad	0
Ending balance	R$ (1,016)	R$ 0